Summary of Significant Accounting Policies - Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets by geographic area	$ 1,158	$ 152
Japan [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets by geographic area	711
British Virgin Islands [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets by geographic area	285
United Arab Emirates [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets by geographic area	$ 162	$ 152